Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest income
Interest income from financial assets measured at amortized cost	¥ 8,850	¥ 4,187	¥ 3,880
Interest income from financial assets measured at fair value through P&L	2,442	1,318	700
Interest income on sublease	1	3	11
Total interest income	11,293	5,508	4,591
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	0	6	8
Dividend income from financial assets measured at fair value through OCI and held at end of the period	335	267	164
Total dividend income	335	273	172
Remeasurement to fair value of pre-existing interest in an acquiree	0	22,416	8,482
Other	1,875	7,501	10,455
Total	52,093	62,913	23,700
Finance Expenses:
Interest expense on financial debt	98,710	100,393	108,498
Interest expense on lease liabilities	20,826	16,580	13,934
Total interest expense	119,535	116,973	122,432
Loss on foreign currency exchange, net	44,665	14,205	1,791
Hyperinflation effect expense	18,160	12,256	3,698
Other	34,096	19,421	16,091
Total	219,850	169,698	166,607
Foreign Exchange Hedge
Dividend income
Gains on derivative financial assets	31,053	4,476	0
Finance Expenses:
Losses on derivatives financial assets	0	0	2,112
Warrants
Dividend income
Gains on derivative financial assets	0	15,896	0
Finance Expenses:
Losses on derivatives financial assets	0	0	20,483
Virtual Power Purchase Agreement
Dividend income
Gains on derivative financial assets	3,393	6,843	0
Finance Expenses:
Losses on derivatives financial assets	3,393	6,843	0
Hedge related to acquisition
Dividend income
Gains on derivative financial assets	¥ 4,144	¥ 0	¥ 0